Related Party Transactions	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 7. Related Party Transactions

	December 31,				September 30,
	2013	Activity			2014
Included in accounts payable and accrued expenses					(unaudited)
on the consolidated balance sheets:
To Founders	$203,050	$(203,050)			$-
	$203,050	$(203,050)			$-

Included in current related party debt on the consolidated balance sheets:
Loan payable – 2011 Founders Note	$4,325,000	-			$4,325,000
Interest payable – 2011 Founders Note	296,248	(54,507)		i.	241,741
Loan payable – BVH shareholder (STST)	2,995,000	-			2,995,000
Loan payable to NBHC shareholder (STST)	-	19,405,000		ii.	19,405,000
Loan payable to NBHC shareholder (ASO2020)	-	19,404,972		ii.	19,404,972
	$7,616,248	$38,755,465			$46,371,713

Included in related party long-term debt on the consolidated balance sheets:

Loan payable to NBHC shareholder (STST)	$17,030,000	$(17,030,000)	iii.		$-
Loan payable to NBHC shareholder (ASO2020)	17,029,972	(17,029,972)	iii.		-
Less unamortized discount	(16,756,054)	16,756,054	iv.		-
Total related party long-term debt	$17,303,918	$(17,303,918)			$-

i.	Paid in cash
ii.
Loans payable to NBHC shareholders STST and ASO2020, including additional borrowing on May 28, 2014. On April 1, 2014, the loans were amended to remove the maturity date and have therefore been reclassified as current.

iii.	Balance at December 31, 2013 has been reclassified as current
iv.
Unamortized discount at December 31, 2013 was reduced by imputed interest of $322,946 which was recorded for the three months ended March 31, 2014, prior to the amendment of the loan. The net unamortized discount on April 1, 2014 of $16,433,109 has been recorded as a reduction of noncontrolling interest due to the debt modification.

BVH entered into an agreement for the construction of two new ultramax newbuildings in 2013. STST provided a loan of $2,995,000 to make deposits on the contracts. The loan is payable on demand and does not bear interest.

In connection with the acquisition of m/v Nordic Orion and m/v Nordic Odyssey in 2012, STST provided two $8,050,000 subordinated notes (one designated for each vessel) which were payable on demand and do not bear interest. During the year ended December 31, 2012, aggregate repayments of $3,600,000 were made against these notes. The Company restructured its existing related party loans payable to STST at December 31, 2012 to modify the repayment date to January 9, 2023, which was accounted for as a modification under ASC 470-50. In January 2013, the Company entered into a Share Transfer Restructuring Agreement through which the shareholders of Odyssey and Orion transferred their shares of those entities and their zero interest subordinated shareholder loans to these entities, to NBHC in exchange for the shares of NBHC.

Also during 2013, NBHC entered into contracts to purchase four Ice-Class 1A newbuildings and paid deposits of $26,100,000. STST provided an additional $4,530,000, thereby increasing its loan to $17,030,000. The newest shareholder, ASO2020, also provided $17,030,000 in loans and acquired one-third of the common stock of NBHC for approximately $13,000. On April 1, 2014, the loans were amended to remove the maturity date. The unamortized discount at April 1, 2014 of $16,433,108 has been recorded as a reduction to noncontrolling interest because the original discount was recorded as an increase in noncontrolling interest. On May 28, 2014, each of the shareholders provided additional loans of $1,187,500 to finance the second installment on the first vessel delivery. On August 7, 2014, each of the shareholders provided additional loans of $1,187,500 to finance the third installment on the first vessel delivery. These loans are also payable on demand and do not bear interest.

On October 1, 2011, the Company entered into a $10,000,000 loan agreement with the Founders, which was payable on demand at the request of the lenders (the 2011 Founders Note). The note bears interest at a rate of 5%. On January 1, 2012 the Company issued 5,675 shares of convertible redeemable preferred stock to the Founders, representing a partial repayment of the note, the balance of which was $4,325,000 at September 30, 2014 and December 31, 2013.

Under the terms of a technical management agreement between the Company and Seamar Management S.A. (Seamar), an equity method investee, Seamar is responsible for the day-to-day operations for all of the Company’s owned vessels. During the three-month periods ended September 30, 2014 and 2013, the Company incurred technical management fees of approximately $620,000 and $430,000, respectively under this arrangement. During the nine-month periods ended September 30, 2014 and 2013, the Company incurred technical management fees of approximately $1,759,000 and $1,312,000, respectively under this arrangement. These fees are included in vessel operating expenses in the consolidated statements of income.